Loans Payable - Schedule of Loans Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Loans Payable [Line Items]
Loans payable	$ 31,094	$ 102,149
Less current portion	(31,094)	(102,149)
Long-term loans payable
Hire purchases - Motor Vehicle [ Member]
Schedule of Loans Payable [Line Items]
Loans payable
Short-term loan [Member]
Schedule of Loans Payable [Line Items]
Loans payable	$ 31,094	$ 102,149